GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Long-lived Assets by Geographic Location) (Details) - Long-lived Assets [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Concentration percentage	100.00%	100.00%
Israel [Member]
Revenue from External Customer [Line Items]
Concentration percentage	85.00%	92.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage	14.00%	5.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage	1.00%	3.00%